Note 15 - Stock Options and Contributed Surplus (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
		Historical
		Weighted Average
	Number of	Exercise
	Options	Price

Balance, January 1, 2017	23,805,500	$0.96
Expired/cancelled	(5,455,209)	0.73
Exercised	(685,000)	0.19
Granted	15,425,000	0.24
Balance, December 31, 2017	33,090,291	0.68
Expired/cancelled	(1,944,791)	0.74
Exercised	(372,250)	0.26
Granted	13,690,479	0.34
Balance, December 31, 2018	44,463,729	0.58
Expired/cancelled (1)	(8,707,811)	0.90
Exercised	(281,250)	0.22
Granted	17,785,670	0.27
Balance, December 31, 2019	53,260,338	$0.43

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	2019			2018			2017

Weighted average exercise price		$0.27			$0.34			$0.24
Weighted average risk-free interest rate		1.57%			2.17%			1.87%
Weighted average dividend yield		0%			0%			0%
Weighted average volatility		95.48%			103.47%			102.73%
Weighted average estimated life (in years)		10			10			10
Weighted average share price		$0.27			$0.34			$0.24
Share price on the various grant dates:	$0.24	-	$0.28	$0.18	-	$0.40	$0.21	-	$0.32
Weighted average fair value		$0.24			$0.30			$0.22

Disclosure of range of exercise prices of outstanding share options [text block]
		Options Outstanding				Options Exercisable
				Historical	Weighted		Historical
				Weighted	Average		Weighted
				Average	Remaining		Average
Exercise			Number	Exercise	Contractual	Number	Exercise
Range			Outstanding	Price	Life (years)	Exercisable	Price
$0.11	-	$0.20	693,750	$0.19	6.14	693,750	$0.19
$0.21	-	$0.24	9,020,313	$0.22	7.63	6,887,501	$0.22
$0.25	-	$0.29	10,888,259	$0.25	9.18	3,504,188	$0.25
$0.30	-	$0.86	24,844,766	$0.35	8.38	9,542,718	$0.40
$0.87	-	$1.64	7,813,250	$1.13	0.57	7,789,813	$1.13
			53,260,338	$0.43	7.24	28,417,970	$0.53

Disclosure of share premium [text block]
Amount
Balance, January 1, 2017	$29,062,874
Stock-based compensation	3,174,924
Fair value of stock options exercised	(134,831)
Balance, December 31, 2017	32,102,967
Stock-based compensation	4,022,117
Fair value of stock options exercised	(82,330)
Balance, December 31, 2018	36,042,754
Stock-based compensation	2,812,533
Fair value of stock options exercised	(55,950)
Balance, December 31, 2019	$38,799,337